TRADE PAYABLES AND OTHER LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE PAYABLES AND OTHER LIABILITIES
Trade payables	€ 9,148	€ 3,236
Accrued liabilities	16,300	16,666
Other payables	72	44
Trade payables and other liabilities	€ 25,520	€ 19,946